Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 461,924	$ 384,761	[1]	$ 642,206	$ 1,022,613
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	103,917	247,383		512,221
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	357,864	137,191		129,815
Argentine Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	16			12
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	83	149		117
Unidades de Fomento [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 44	$ 38		$ 41

[1]	See Note 3.